LOANS PAYABLE	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
LOANS PAYABLE

NOTE 9 – LOANS PAYABLE

Notes payable

On January 31, 2023, the Company promised to pay to Mahana Equity LLC, the principal sum of $1,130,000. In the case of an event of default, this note bear interest at a rate of 24% per annum until such event of default is cured. The principal amount of this Note and any accrued interest shall be payable on the earlier of raising more than $5,000,000 from Pono’s SEPA with Yorkville or as follows: (i) $300,000 on April 10, 2023 (ii) $300,000 on May 10, 2023; (iii) $300,000 on June 30, 2023; and (iv) $230,000 on July 31, 2023.

On January 31, 2023, the Company promised to pay to a third party lender the principal sum of $450,000. In the case of an event of default, this note bear interest at a rate of 24% per annum until such event of default is cured. The principal amount of this Note and any accrued interest shall be payable (the “Maturity date”) as follows (i) $100,000 on April 10, 2023 (ii) $100,000 on May 10, 2023; (iii) $100,000 on June 30, 2023; (iv) $100,000 on July 31, 2023; and (v) $50,000 on August 31, 2023.

As at September 30, 2023, the notes payable balance was $1,480,000 in default and recognized interest expenses of $110,156 as accrued expenses.

Short-term loan payable

During the nine months ended September 30, 2023, the Company received loans totaling $334,604 (JPY50,000,000) from third parties. Of these loans, $133,842 bears interest of 8% per annum and due 12 months from issue date. $200,762 bears interest of 8% per annum and due 70 days from issue date. The Company has not paid these loans by the due date. Accordingly, the Company is regarded as in default.